SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Tax on Argentine Bank Transactions	$ 49,262
Other General and Administrative Expense	49,262
Depreciation Using Declining Balance Method Furniture Fixtures Exploration Equipment	20.00%
Depreciation Using Declining Balance Method Computer Equipment	30.00%
Property, Plant and Equipment, Useful Life	10 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,315,000
Warrants and Rights Outstanding	$ 18,962,535